Expense Example	Mar. 12, 2025 USD ($)
Westwood LBRTY International Equity ETF | Westwood LBRTY International Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Westwood LBRTY Global Equity ETF | Westwood LBRTY Global Equity ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Westwood LBRTY Emerging Markets Equity ETF | Westwood LBRTY Emerging Markets Equity ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160